Risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
By Maturity [Abstract]
Less than 1 Year	R$ 186,196,849	R$ 186,373,511	R$ 174,247,968
Between 1 and 5 years	117,841,564	99,309,551	82,513,030
More than 5 years	43,218,247	36,250,128	31,068,215
Loans and advances to customers, gross	347,256,660	321,933,190	287,829,213
By internal classification of risk
Low	257,133,115	240,440,294	226,098,497
Medium-low	56,549,196	50,485,682	33,635,378
Medium	11,754,806	11,967,262	10,423,293
Medium-High	8,512,386	7,722,198	8,215,024
High	13,307,156	11,317,754	9,457,021
Loans and advances to customers, gross	R$ 347,256,660	R$ 321,933,190	R$ 287,829,213